Segments - Group's total assets by reporting segments (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment reporting
Total assets	$ 4,288,359	$ 3,741,504	$ 3,267,585
Total segments (Burford-only)
Segment reporting
Total assets	3,218,426	2,903,963	2,576,649
Capital provision
Segment reporting
Total assets	2,970,841	2,610,123	2,354,516
Asset Management and other services
Segment reporting
Total assets	97,863	72,177	54,966
Other corporate
Segment reporting
Total assets	149,722	221,663	167,167
Total consolidated
Segment reporting
Total assets	4,288,359	3,741,504	3,267,585
Adjustment for third-party interests
Segment reporting
Total assets	$ 1,069,933	$ 837,541	$ 690,936